Significant accounting policies - Schedule of estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2019
Computer hardware and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30%
Method of amortized	declining balance
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20%
Method of amortized	declining balance
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20%
Method of amortized	declining balance
Facility
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Method of amortized	straight-line
Land
Disclosure of detailed information about property, plant and equipment [line items]
Method of amortized	Not amortized
Intellectual Property
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for intangible assets	5 years